SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Cash held in banks	$ 2,457,084	$ 7,500,607
Guaranteed investment certificates		394,174
Cash and cash equivalents	$ 2,457,084	$ 7,894,781	$ 11,724,335	$ 23,075,713